Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 31, 2012
Osterweis Fund (Prospectus Summary) | Osterweis Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Osterweis Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Fund (the "Fund") seeks long-term total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year ended March 31, 2012, the Fund's portfolio
		turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Osterweis Fund invests primarily in common stocks of companies that Osterweis
Capital Management, Inc. (the "Adviser") believes offer superior investment value and opportunity for growth. The Fund may invest in companies of any size - large, medium and small. The Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with their growth rates, the Adviser may be inclined to regard them as candidates for sale.

Other types of equity securities in which the Fund may invest include convertible securities and publicly traded Master Limited Partnerships ("MLPs") which may comprise up to 15% of the Fund's assets. The Fund may also invest up to 30% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.

In addition to taking temporary defensive positions in cash and short-term bonds from time to time, the Fund may invest up to 50% of its assets in fixed income securities, which include, but are not limited to U.S. government and agency debt, investment grade corporate debt and convertible debt. Up to 40% of the
Fund's assets may be invested in domestic high yield debt or "junk bonds"
(higher-risk, lower-rated fixed income securities such as those rated lower than
BBB- by S&P or lower than Baa3 by Moody's), although the Fund does not expect to
		maintain significant positions in such securities on a normal basis.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Master Limited Partnership Risk: Investing in MLPs entails risk to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or that interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in
		value based on public perception of the issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
		Updated performance is available on the Fund's website at www.osterweis.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Osterweis Fund Calendar Year Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q, 2009 15.00% Worst Quarter: 4Q, 2008 -18.28% The Osterweis Fund's calendar year-to-date return as of June 30, 2012 was 5.77%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided
		that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Osterweis Fund (Prospectus Summary) | Osterweis Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	(11.67%)
Annual Return 2003	rr_AnnualReturn2003	33.13%
Annual Return 2004	rr_AnnualReturn2004	17.68%
Annual Return 2005	rr_AnnualReturn2005	9.08%
Annual Return 2006	rr_AnnualReturn2006	11.36%
Annual Return 2007	rr_AnnualReturn2007	4.68%
Annual Return 2008	rr_AnnualReturn2008	(29.23%)
Annual Return 2009	rr_AnnualReturn2009	31.13%
Annual Return 2010	rr_AnnualReturn2010	12.43%
Annual Return 2011	rr_AnnualReturn2011	(4.29%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Osterweis Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.28%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.29%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Osterweis Fund (Prospectus Summary) | Osterweis Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	5.02%

[1]	The Osterweis Fund's calendar year-to-date return as of June 30, 2012 was 5.77%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.